CERTIFICATION




      Pursuant to Rule 497(j), the Morgan Keegan Southern Capital Fund, Inc. (1933 Act File No. 33-5435, 1940 Act File No. 811-4658) ("Registrant") hereby certifies (a) that the form of Statement of Additional Information used with respect to the Registrant, does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 15 ("Amendment No. 15") to its Registration Statement on Form N-1A and (b) that Amendment No. 15 was filed electronically.





                                       Morgan Keegan Southern Capital Fund, Inc.



Dated:  November 1, 1999               By:  /s/ Charles D. Maxwell
                                       Charles D. Maxwell
                                       Secretary